Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE 17: LONG-TERM DEBT

	As of December 31,	As of December 31,
	2022	2021
Equipment financing	47,020	11,039
Volta note payable	127	128
Total long-term debt	47,147	11,167
Less current portion of long-term debt	(43,054)	(10,257)
Non-current portion of long-term debt	4,093	910

Movement in long-term debt for the years ending December 31, 2022 and 2021 is as follows:

	As of December 31,	As of December 31,
	2022	2021
Balance as of January 1,	11,167	17,345
Conversion of lease liabilities	—	3,904
Issuance of long-term debt	67,201	14,227
Payments	(38,532)	(22,382)
Interest on long-term debt	7,311	1,883
Conversion of long-term debt and loan modification	—	(5,000)
Derecognition of embedded derivative	—	1,190
Balance as of December 31,	47,147	11,167

a.	2022 equipment financing

BlockFi Loan

In February 2022, the Company entered into an equipment financing agreement for gross proceeds of $32,000 collateralized by 6,100 Bitmain S19j Pro Miners referred to as the “BlockFi Loan”. The net proceeds received by the Company were $30,994 after capitalizing origination, closing and other transaction fees of $1,006.

During December 2022, the Company ceased making installment payments, which constituted a default under the loan agreement and the loan was classified as current.

On February 8, 2023, BlockFi and the Company negotiated a settlement of the loan in its entirety for cash consideration of $7,750, discharging Backbone Mining of all further obligations and resulting in a gain on extinguishment of long-term debt of $12,578.

Refer to Note 2 for more details.

NYDIG Loan

In June 2022, the Company entered into an equipment financing agreement for gross proceeds of $36,860 collateralized by 10,395 Whatsminer M30S Miners referred to as the “NYDIG Loan”. The net proceeds received by the Company were $36,123 net of origination and closing fees of $737. As part of the agreement, the Company must maintain in an identified wallet an approximate quantity of BTC whose value equates to one month of interest and principal payments on the outstanding loan. The Company pledged 125 BTC as collateral with a fair market value of $2,070 as of December 31, 2022. The pledged BTC is held in a segregated Coinbase Custody account owned by the Company unless there is an event of default.

b.	2021 equipment financing

Foundry Loans

In April and May 2021, the Company entered into four loan agreements for the acquisition of 2,465 Whatsminer Miners referred to as “Foundry Loans #1, #2, #3 and #4”. As of December 31, 2022, the Foundry Loan #1 matured and was fully repaid. Subsequently, in January 2023, the principal amount of the remaining Foundry Loans #2, #3 and #4 were fully repaid before their maturity date without prepayment penalty.

Blockfills Loans

In June 2021, the Company modified the terms of three lease agreements with its lender, Blockfills, for 4,000 Whatsminer Miners to convert them to loan agreements. The key terms, such as interest rates, term and payment schedules remain unchanged. A total of $3,904 was reclassified from lease liabilities to long-term debt as a result of the modification. The ROU assets related to the three leases were classified in property, plant and equipment and as a result no reclassification was made. As of December 31, 2022, all of the Blockfills loans matured and were fully repaid.

c.	Summary of equipment financing

Details of the equipment financing and the balance of the loans and the net book value (“NBV”) of their related collateral, as of December 31, 2022, are as follows:

	Maturity date	Stated rate	Effective rate*	Monthly repayment ($)	Long-term debt balance ($)	NBV of Collateral ($)	Collateral**
Foundry Loan #2	March 2023	16.5%	16.5%	94	185	1,254	300
Foundry Loan #3	April 2023	16.5%	16.5%	88	257	1,044	300
Foundry Loan #4	May 2023	16.5%	16.5%	100	387	1,231	400
Blockfi Loan	February 2024	14.5%	18.1%	1,455	19,952	28,360	6,100
NYDIG Loan	February 2024	12.0%	14.4%	2,043	26,239	34,852	10,395
Total				3,780	47,020	66,741	17,495

* Represents the implied interest rate after capitalizing financing and origination fees.

** Represents the quantity of Whatsminers and Bitmain S19j Pros received in connection with the equipment financing and pledged as collateral for the related loan.

d.	Dominion Capital Loan

The Company repaid its remaining debt obligation with Dominion Capital LLC (“Dominion Capital”) in its entirety in February 2021. As a result of the early repayment, the Company incurred losses in 2021 as described below.

i.	Background

On March 15, 2019, the Company entered into a secured debt financing facility for up to $20,000 with Dominion Capital. The debt facility was structured into four separate loan tranches of $5,000 per tranche. Each loan tranche bore interest at 10% per annum and the term of each loan tranche was 24 months with a balloon payment for any remaining outstanding balance at the end of the term.

The loan features resulted in a loan liability measured at amortized cost, a warrant component recorded as equity, a warrant component recorded as a liability measured at fair value through profit or loss, and an embedded derivative measured at fair value through profit or loss.

In September 2020, the Company entered into an agreement with Dominion Capital to amend the maturity date of tranche #2 from April 2021 to November 2021. In addition, a conversion feature was added to tranche #3, maturing in June 2021, providing Dominion Capital with the option to convert all or a portion of the loan tranche into shares.

ii.	Exercise of warrants

In January 2021, Dominion Capital exercised their option to convert $5,000 of debt into 8,475,000 Common Shares. In January and February 2021, Dominion Capital exercised all of their remaining outstanding warrants resulting in the issuance of 5,251,000 common shares for proceeds of approximately $1,500. The warrant exercises described above include the cashless exercise of 1,667,000 warrants resulting in the issuance of 1,501,000 common shares.

The Dominion Capital loan was fully repaid by the Company in February 2021.

iii.	Accounting impact for the year ended December 31, 2021

Included in financial expenses for the year ended December 31, 2021 is $472 of interest expense related to the loan.

In addition to the loan modifications described above, a cashless exercise feature was authorized for the warrants issued in connection with tranche #2 and tranche #3 which resulted in these warrants being reclassified from equity to a warrant liability measured at fair value through profit or loss. The derecognition of warrants containing the authorized cashless exercise feature resulted in a non-cash loss on revaluation of warrants of $2,466 included in net financial expenses for the year ended December 31, 2021. Refer to Note 28.

The early repayment of the loan resulted in the company recording a loss on embedded derivative for the year ended December 31, 2021 of $2,641 included in net financial expenses. Refer to Note 28.